Retirement Benefit Plan - Summary of Fair Value of Assets of BTPS Analysed by Asset Category (Detail) - At Fair Value [Member] - BT Pension Scheme [Member] - GBP (£) £ in Billions		Mar. 31, 2018		Mar. 31, 2017
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1]	£ 49.9		£ 50.1
of which quoted £bn	[1]	£ 29.7		£ 28.3	[2]
Total	[1]	100.00%	[2]	100.00%
Private Equity [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1]	£ 1.9		£ 1.9
Total	[1]	4.00%	[2]	4.00%
UK Equity [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1]	£ 0.5		£ 0.7
of which quoted £bn	[1]	£ 0.5		£ 0.6	[2]
Total	[1]	1.00%	[2]	2.00%
Overseas Developed Equity [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1]	£ 7.8		£ 9.1
of which quoted £bn	[1]	£ 7.3		£ 8.6	[2]
Total	[1]	16.00%	[2]	18.00%
Emerging Markets Equity [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1]	£ 0.5		£ 0.5
of which quoted £bn	[1]	£ 0.4		£ 0.1	[2]
Total	[1]	1.00%	[2]	1.00%
UK Property [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1]	£ 3.9		£ 4.1
Total	[1]	8.00%	[2]	8.00%
Overseas Property [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1]	£ 1.2		£ 1.7
Total	[1]	2.00%	[2]	3.00%
Absolute Return [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1],[3]	£ 1.5		£ 2.3
Total	[1],[3]	3.00%	[2]	5.00%
Non Core Credit [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1],[4]	£ 3.4		£ 3.5
of which quoted £bn	[1],[4]	£ 1.0		£ 1.1	[2]
Total	[1],[4]	7.00%	[2]	7.00%
Mature Infrastructure [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1]	£ 1.4		£ 1.7
Total	[1]	3.00%	[2]	3.00%
UK Index Linked Government Bonds [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1]	£ 12.5		£ 12.3
of which quoted £bn	[1]	£ 12.5		£ 12.0	[2]
Total	[1]	25.00%	[2]	25.00%
Global Investment Grade Credit [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1]	£ 10.0		£ 7.6
of which quoted £bn	[1]	£ 8.0		£ 5.9	[2]
Total	[1]	20.00%	[2]	15.00%
Cash Balances [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1]	£ 3.8		£ 1.7
Total	[1]	7.00%	[2]	3.00%
Longevity Insurance Contract [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1],[5]	£ (0.4)		£ (0.3)
Total	[1],[5]	(1.00%)	[2]	(1.00%)
Other Non-physical Cash [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total assets £bn	[1],[6]	£ 1.9		£ 3.3
Total	[1],[6]	4.00%	[2]	7.00%

[1]	a At 31 March 2018, the Scheme’s assets included equity issued by the group of £3m (2016/17: £nil) . The Scheme also held £10m (2016/17: £10m) of index-linked bonds issued by the group.
[2]	Assets with a quoted price in an active market.
[3]	This allocation seeks to generate returns irrespective of the direction of markets. Managers within this allocation will typically manage their portfoilios without close regard to a specific market benchmark.
[4]	This allocation includes a range of credit investments, including emerging market, sub-investment grade and unrated credit. The allocation seeks to exploit investment opportunities within credit markets using the expertise of a range of specialist investment managers.
[5]	The Trustee has hedged some of the Scheme’s longevity risk through a longevity insurance contract which was entered into in 2014. The value reflects experience to date on the contract from higher than expected deaths. This amount partly offsets a reduction recognised in the Scheme’s liabilities.
[6]	Non-physical cash includes offsets in future positions and cash collateral posted in relation to derivatives held by the Scheme.